COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

Indemnifications

The Company is a party to a variety of agreements in the ordinary course of business under which it may be obligated to indemnify third parties with respect to certain matters. These obligations include, but are not limited to, contracts entered into with physicians where the Company agrees, under certain circumstances, to indemnify a third party, against losses arising from matters including but not limited to medical malpractice and other liability. The impact of any such future claims, if made, on future financial results is not subject to reasonable estimation because considerable uncertainty exists as to final outcome of these potential claims.

As permitted under Nevada law, the Company has agreements whereby it indemnifies its officers and directors for certain events or occurrences while the officer or director is, or was, serving at the Company’s request in such capacity. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited; however, the Company believes, given the absence of any such payments in the Company’s history, and the estimated low probability of such payments in the future, that the estimated fair value of these indemnification agreements is immaterial. In addition, the Company has directors’ and officers’ liability insurance coverage that is intended to reduce its financial exposure and may enable the Company to recover any payments, should they occur.

In April 2022, the U.S. Department of Justice (“DOJ)” issued Civil Investigative Demands which seek information with respect to a civil investigation under the Anti-kickback Statute and the False Claims Act.  The Company voluntarily contacted the DOJ offering to provide any materials needed in the investigation and to answer any questions.  While the Company’s policy during the relevant time was to not seek payments from federal health care programs, the third-party billing company utilized at that time submitted some claims to Medicare Advantage plans administered by commercial insurance companies.  The Company has worked diligently to ensure that payments from Medicare Advantage plans have been returned to the commercial insurance companies and believes it has returned substantially all such payments that it has discovered, totaling approximately $450 thousand.

During February 2024, a Settlement Agreement (“Agreement”) was executed between Assure and the United States Department of Justice (“DOJ”).

In exchange for a payment of approximately $1 million, the Agreement releases Assure from any civil or administrative monetary claim the United States has for the Covered Conduct under the False Claims Act, 31 U.S.C. §§ 3729-3733; the Civil Monetary Penalties Law, 42 U.S.C. § 1320a-7a; the Program Fraud Civil Remedies Act, 31 U.S.C. §§ 3801-3812; or the common law theories of payment by mistake, unjust enrichment, and fraud. Payments are in equal monthly installments over the next 12 months.

15. COMMITMENTS AND CONTINGENCIES

Indemnifications

The Company is a party to a variety of agreements in the ordinary course of business under which it may be obligated to indemnify third parties with respect to certain matters. These obligations include, but are not limited to, contracts entered into with physicians where the Company agrees, under certain circumstances, to indemnify a third party, against losses arising from matters including but not limited to medical malpractice and other liability. The impact of any such future claims, if made, on future financial results is not subject to reasonable estimation because considerable uncertainty exists as to final outcome of these potential claims.

As permitted under Nevada law, the Company has agreements whereby it indemnifies its officers and directors for certain events or occurrences while the officer or director is, or was, serving at the Company’s request in such capacity. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited; however, the Company believes, given the absence of any such payments in the Company’s history, and the estimated low probability of such payments in the future, that the estimated fair value of these indemnification agreements is immaterial. In addition, the Company has directors’ and officers’ liability insurance coverage that is intended to reduce its financial exposure and may enable the Company to recover any payments, should they occur.

In April 2022, the U.S. Department of Justice (“DOJ)” issued Civil Investigative Demands which seek information with respect to a civil investigation under the Anti-kickback Statute and the False Claims Act.  The Company voluntarily contacted the DOJ offering to provide any materials needed in the investigation and to answer any questions.  While the Company’s policy during the relevant time was to not seek payments from federal health care programs, the third-party billing company utilized at that time submitted some claims to Medicare Advantage plans administered by commercial insurance companies.  The Company has worked diligently to ensure that payments from Medicare Advantage plans have been returned to the commercial insurance companies and believes it has returned substantially all such payments that it has discovered to date, totaling approximately $450 thousand.  During February 2024, the Company and the DOJ entered into a settlement agreement. See Note 16 for a complete discussion.